Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities are summarized as follow:

	As of December 31,	As of June 30
	2024	2025

Provision for staff bonus	$80,552	$-
Accrued staff salaries	18,049	2,494
Accrued administrative expenses	346,732	281,054
Total	$445,333	$283,548